Preferred Shares (Tables)	12 Months Ended
Dec. 31, 2023
Share Capital, Reserves And Other Equity Interest [Abstract]
Disclosure of issued and outstanding
TransAlta is authorized to issue an unlimited number of voting common shares without nominal or par value.

As at Dec. 31	2023		2022
	Common shares (millions)	Amount	Common shares (millions)	Amount
Issued and outstanding, beginning of period	268.1	2,863	271.0	2,901
Purchased and cancelled under the NCIB	(7.5)	(80)	(4.3)	(46)
Share-based payment plans	0.8	6	0.9	5
Stock options exercised	0.7	5	0.5	3
Issued for acquisition of TransAlta Renewables(1) (Note 4)	46.5	510	—	—
Issued and outstanding, end of year, prior to ASPP	308.6	3,304	268.1	2,863
Provision for repurchase of common shares under ASPP	(1.7)	(19)	—	—
Issued and outstanding, end of year	306.9	3,285	268.1	2,863
(1)Net of $4 million of transaction costs.
The effects of the Company's purchase and cancellation of common shares during the period are as follows:

For the year ended Dec. 31	2023	2022
Total shares purchased(1)	7,537,500	4,342,300
Average purchase price per share	11.49	12.48
Total cost (millions)	87	54
Book value of shares cancelled	80	46
Amount recorded in deficit	(7)	(8)
(1)At Dec. 31, 2023, includes 181,800 (2022 - 164,300) shares that were repurchased but were not cancelled due to timing differences between the transaction date and settlement date. As a result, $2 million (2022 - $2 million) was paid subsequent to the year end.
All preferred shares issued and outstanding are non-voting cumulative redeemable fixed or floating rate first preferred shares.

As at Dec. 31	2023		2022
Series(1)	Number of shares (millions)	Amount	Number of shares (millions)	Amount
Series A	9.6	235	9.6	235
Series B	2.4	58	2.4	58
Series C	10.0	243	10.0	243
Series D	1.0	26	1.0	26
Series E	9.0	219	9.0	219
Series G	6.6	161	6.6	161
Issued and outstanding, end of period	38.6	942	38.6	942
(1)The Series I Preferred Shares are accounted for as long-term debt. Refer to Note 25.

Disclosure of characteristics specific to preferred share series
Characteristics specific to each first preferred share series as at Dec. 31, 2023, are as follows:

Series(1)	Rate during term	Annual dividend rate per share ($)(2)	Next conversion date	Rate spread over benchmark (per cent)	Convertible to Series
A	Fixed	0.71924	March 31, 2026	2.03	B
B	Floating	1.718910	March 31, 2026	2.03	A
C	Fixed	1.46352	June 30, 2027	3.10	D
D	Floating	1.98695	June 30, 2027	3.10	C
E	Fixed	1.72352	Sept. 30, 2027	3.65	F
G	Fixed	1.24700	Sept. 30, 2024	3.80	H
(1)The Series I Preferred Shares are accounted for as long-term debt. Refer to Note 25.
(2)The annual dividend rate per share represents dividends declared in 2023.

Disclosure of dividends declared on preference shares
The following table summarizes the preferred share dividends declared in 2023 and 2022:

	Total dividends declared
Series	2023(1)	2022(1)
A	7	7
B(2)	4	3
C	15	14
D(3)	2	1
E	15	13
G	8	8
Total for the year	51	46
(1)No dividends were declared in the first quarter of the year as the quarterly dividend related to the period covering the first quarter was declared in December of the prior year.
(2)Series B Preferred Shares pay quarterly dividends at a floating rate based on the 90-day Government of Canada Treasury Bill rate, plus 2.03 per cent.
(3)Series D Preferred Shares pay quarterly dividends at a floating rate based on the 90-day Government of Canada Treasury Bill rate, plus 3.10 per cent.